Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Share capital	Foreign currency translation reserve	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2020	$ 154,000	$ 93,315,000	$ (14,825,000)	$ 78,644,000
Net income (loss) for the period			(1,032,000)	(1,032,000)
Other comprehensive loss		(2,507,000)		(2,507,000)
Total comprehensive loss		(2,507,000)	(1,032,000)	(3,539,000)
Exercise of equity awards	3,000			3,000
Share-based payment costs			1,000	1,000
Transactions with owners	3,000		1,000	4,000
Equity at end of period at Jun. 30, 2021	157,000	90,808,000	(15,856,000)	75,109,000
Equity at beginning of period at Dec. 31, 2021	157,000	87,356,000	(16,716,000)	70,797,000
Net income (loss) for the period			294,000	294,000
Other comprehensive loss		(9,009,000)		(9,009,000)
Total comprehensive loss		(9,009,000)	294,000	(8,715,000)
Exercise of equity awards	1,000			1,000
Transactions with owners	1,000			1,000
Equity at end of period at Jun. 30, 2022	$ 158,000	$ 78,347,000	$ (16,422,000)	$ 62,083,000